EQUITY AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Equity And Earnings Per Share
EQUITY AND EARNINGS PER SHARE

13. EQUITY AND EARNINGS PER SHARE

Equity and Dividends

On April 26, 2013, Newcastle announced that its board of directors had formally declared the distribution of shares of common stock of New Residential, a then wholly owned subsidiary of Newcastle. Following the spin-off, New Residential is an independent, publicly-traded REIT primarily focused on investing in residential mortgage related assets. The spin-off was completed on May 15, 2013 and New Residential began trading on the New York Stock Exchange under the symbol “NRZ.” The spin-off transaction was effected as a taxable pro rata distribution by Newcastle of all the outstanding shares of common stock of New Residential to the stockholders of record of Newcastle as of May 6, 2013. The stockholders of Newcastle as of the record date received one share of New Residential common stock for each share of Newcastle common stock held.

On April 29, 2013, New Residential’s certificate of incorporation was amended so that its authorized capital stock now consists of 2,000,000,000 shares of common stock, par value $0.01 per share, and 100,000,000 shares of preferred stock, par value $0.01 per share. At the time of the completion of the spin-off, there were 253,025,645 outstanding shares of common stock which was based on the number of Newcastle’s shares of common stock outstanding on May 6, 2013 and a distribution ratio of one share of New Residential common stock for each share of Newcastle common stock.

On June 3, 2013, New Residential declared a quarterly dividend of $0.07 per common share, or $17.7 million, for the quarter ended June 30, 2013, based on earnings for the period May 16, 2013 to June 30, 2013, which was paid in July 2013. On September 17, 2013, New Residential declared a quarterly dividend of $0.175 per common share, or $44.3 million, for the quarter ended on September 30, 2013, which was paid in October 2013. On December 17, 2013, New Residential declared a quarterly dividend of $0.175 per common share and a special cash dividend of $0.075 per common share, totaling $63.3 million, for the quarter ended December 31, 2013. The combined dividend of $0.25 was paid on January 31, 2014.

Approximately 5,314,416 shares of New Residential’s common stock were held by Fortress, through its affiliates, and its principals as of December 31, 2013.

See Note 18 for a discussion of a dividend declared by New Residential’s board of directors subsequent to December 31, 2013.

Option Plan

Effective upon the spin-off, New Residential has a Nonqualified Stock Option and Incentive Award Plan (the “Plan”) which provides for the grant of equity-based awards, including restricted stock, stock options, stock appreciation rights, performance awards, tandem awards and other equity-based and non-equity based awards, in each case to the Manager, and to the directors, officers, employees, service providers, consultants and advisor of the Manager who perform services for New Residential, and to New Residential’s directors, officers, service providers, consultants and advisors. New Residential has initially reserved 30,000,000 shares of its common stock for issuance under the Plan; on the first day of each fiscal year beginning during the ten-year term of the Plan in and after calendar year 2014, that number will be increased by a number of shares of New Residential’s common stock equal to 10% of the number of shares of common stock newly issued by New Residential during the immediately preceding fiscal year (and, in the case of fiscal year 2013, after the effective date of the Plan). No adjustment was made on January 1, 2014. New Residential’s board of directors may also determine to issue options to the Manager that are not subject to the Plan, provided that the number of shares underlying any options granted to the Manager in connection with capital raising efforts would not exceed 10% of the shares sold in such offering and would be subject to NYSE rules. Upon exercise, all options will be settled in an amount of cash equal to the excess of the fair market value of a share of common stock on the date of exercise over the strike price per share unless advance approval is made to settle the option in shares of common stock.

Prior to the spin-off, Newcastle had issued options to the Manager in connection with capital raising activities. In connection with the spin-off, 21.5 million options that were held by the Manager, or by the directors, officers or employees of the Manager, were converted into an adjusted Newcastle option and a new New Residential option. The exercise price of each adjusted Newcastle option and New Residential option was set to collectively maintain the intrinsic value of the Newcastle option immediately prior to the spin-off and to maintain the ratio of the exercise price of the adjusted Newcastle option and the New Residential option, respectively, to the fair market value of the underlying shares as of the spin-off date, in each case based on the five day average closing price subsequent to the spin-off date.

Upon joining the board, non-employee directors were, in accordance with the Plan, granted options relating to an aggregate of 8,000 shares of common stock. The fair value of such options was not material at the date of grant.

As a result of a resignation, a former employee of the Manager exercised 307,833 options with a weighted average exercise price of $3.08 on September 3, 2013. Upon exercise, 160,634 shares of common stock of New Residential were issued, reflecting the $1.0 million aggregate intrinsic value of the exercisable options. In addition, 192,167 unvested options and 2,170 vested options were forfeited by the employee and transferred back to the Manager.

As of December 31, 2013, New Residential’s outstanding options were summarized as follows:

	December 31, 2013			December 31, 2012
	Issued Prior to 2011	Issued in 2011- 2013	Total	Issued Prior to 2011	Issued in 2011 and 2012	Total
Held by the Manager	1,496,555	16,176,333	17,672,888	1,751,172	7,934,166	9,685,338
Issued to the Manager and subsequently transferred to certain of the Manager’s employees	535,570	2,510,000	3,045,570	701,937	2,860,000	3,561,937
Issued to the independent directors	2,000	10,000	12,000	2,000	2,000	4,000

Total	2,034,125	18,696,333	20,730,458	2,455,109	10,796,166	13,251,275

The following table summarizes New Residential’s outstanding options as of December 31, 2013. The last sales price on the New York Stock Exchange for New Residential’s common stock in the year ended December 31, 2013 was $6.68 per share.

Recipient	Date of Grant/ Exercise (A)	Number of Options	Options Exercisable as of December 31, 2013	Weighted Average Exercise Price (B)	Intrinsic Value as of December 31, 2013 (millions)
Directors	Various	12,000	12,000	$7.76	—
Manager (C)	2003 - 2007	2,453,109	2,032,125	$15.28	—
Manager (C)	Mar-11	1,676,833	1,580,166	$3.29	$5.4
Manager (C)	Sep-11	2,539,833	2,170,850	$2.49	$9.1
Manager (C)	Apr-12	1,897,500	1,244,778	$3.41	$4.1
Manager (C)	May-12	2,300,000	1,421,667	$3.67	$4.3
Manager (C)	Jul-12	2,530,000	1,416,195	$3.67	$4.3
Manager (C)	Jan-13	5,750,000	2,108,333	$5.12	$3.3
Manager (C)	Feb-13	2,300,000	766,667	$5.74	$0.7
Exercised (D)	2013	(307,833)	N/A	$3.08	N/A
Expired unexercised	2003	(420,984)	N/A	N/A	N/A

Outstanding		20,730,458	12,752,781

(A)	Options expire on the tenth anniversary from date of grant.
(B)	The strike prices are subject to adjustment in connection with return of capital dividends.
(C)	The Manager assigned certain of its options to Fortress’s employees as follows:

Date of Grant	Range of Strike Prices	Total Unexercised Inception to Date
2004 - 2007	$13.86 - $16.95	535,570
2011	$2.49 - $3.29	1,210,000
2012	$3.41 - $3.67	1,300,000

Total		3,045,570

(D)	Exercised by employees of Fortress subsequent to their assignment. The options exercised had an intrinsic value of $1.0 million.

Income and Earnings Per Share

Net income earned prior to the spin-off is included in additional paid-in capital instead of retained earnings since the accumulation of retained earnings began as of the date of spin-off from Newcastle.

New Residential is required to present both basic and diluted earnings per share (“EPS”). Basic EPS is calculated by dividing net income by the weighted average number of shares of common stock outstanding. Diluted EPS is computed by dividing net income by the weighted average number of shares of common stock outstanding plus the additional dilutive effect, if any, of common stock equivalents during each period. New Residential’s common stock equivalents are its outstanding stock options. During the year ended December 31, 2013, based on the treasury stock method, New Residential had 4,290,207 dilutive common stock equivalents.

For the purposes of computing EPS for periods prior to the spin-off on May 15, 2013, New Residential treated the common shares issued in connection with the spin-off as if they had been outstanding for all periods presented, similar to a stock split. For the purposes of computing diluted EPS for periods prior to the spin-off on May 15, 2013, New Residential treated the 21.5 million options issued on the spin-off date as a result of the conversion of Newcastle options as if they were granted on May 15, 2013 since no New Residential awards were outstanding prior to that date.

Noncontrolling Interests

Noncontrolling interests is comprised of the interests held by third parties in consolidated entities that hold New Residential’s investment in servicer advances (Note 6).